Segment information	12 Months Ended
Jun. 30, 2026
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services, considering separately the various activities being developed, which represent reporting operating segments given the nature of its products, services, operations and risks.

Below is the segment information which was prepared as follows:

•	The Group operates in the following segments:

o	The “Shopping Malls” segment includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
o	The “Offices” segment includes the operating results from lease revenues of offices and other service revenues related to the office activities.
o	The “Sales and Developments” segment includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results and other rental spaces are also included.
o	The “Hotels” segment includes the operating results mainly comprised of room, catering and restaurant revenues.
o	The “Others” segment includes the entertainment activities through La Arena S.A., La Rural S.A. and Centro de Convenciones Buenos Aires (concession), SHEFA INVESTMENTS and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of associates and joint ventures. The valuation criteria applied in preparing this information are consistent with IFRS Accounting Standards employed for the preparation of these Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method the profit/loss generated and assets are reported in the Statement of Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“CPF”) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and CPF and recoverable expenses).

The assets’ categories examined by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, investment in associates and goodwill. The sum of these assets, classified by business segment, is reported under “assets by segment”. Assets are allocated to each segment based on the operations and/or their physical location.

Most revenue from its operating segments is derived from, and their assets are located in, Argentina, except for some share of profit / (loss) of associates included in the “Others” segment located in the USA.

Revenue from each reportable segment is derived from a large and diverse customer base and, therefore, is not concentrated in any single customer.

Below is a summary of the Group’s lines of business and a reconciliation between the results from operations as per segment information and the results from operations as per the Consolidated Statement of Income and Other Comprehensive Income for the years ended June 30, 2026, 2025 and 2024:

	06.30.2026
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	526,939	(3,074)	133,734	-	657,599
Costs	(123,831)	355	(134,709)	-	(258,185)
Gross profit / (loss)	403,108	(2,719)	(975)	-	399,414
Net gain / (loss) from fair value adjustment of investment properties	193,121	676	-	-	193,797
General and administrative expenses	(96,517)	358	-	243	(95,916)
Selling expenses	(36,829)	215	-	-	(36,614)
Other operating results, net	(15,654)	(24)	597	(243)	(15,324)
Profit / (loss) from operations	447,229	(1,494)	(378)	-	445,357
Share of profit of associates and joint ventures	37,811	1,323	-	-	39,134
Segment profit / (loss)	485,040	(171)	(378)	-	484,491
Reportable assets	3,989,173	(2,566)	-	868,046	4,854,653
Reportable liabilities (i)	-	-	-	(2,434,243)	(2,434,243)
Net reportable assets	3,989,173	(2,566)	-	(1,566,197)	2,420,410
	06.30.2025
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	500,352	(2,900)	128,254	-	625,706
Costs	(116,674)	273	(128,974)	-	(245,375)
Gross profit / (loss)	383,678	(2,627)	(720)	-	380,331
Net gain from fair value adjustment of investment properties	36	(3,374)	-	-	(3,338)
General and administrative expenses	(92,328)	399	-	263	(91,666)
Selling expenses	(32,196)	169	-	-	(32,027)
Other operating results, net	(22,970)	(5)	463	(263)	(22,775)
Profit / (loss) from operations	236,220	(5,438)	(257)	-	230,525
Share of profit of associates and joint ventures	33,830	3,462	-	-	37,292
Segment profit / (loss)	270,050	(1,976)	(257)	-	267,817
Reportable assets	3,661,373	(824)	-	829,419	4,489,968
Reportable liabilities (i)	-	-	-	(2,257,094)	(2,257,094)
Net reportable assets	3,661,373	(824)	-	(1,427,675)	2,232,874

	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	503,744	(2,706)	110,690	-	611,728
Costs	(90,799)	301	(112,901)	-	(203,399)
Gross profit / (loss)	412,945	(2,405)	(2,211)	-	408,329
Net loss from fair value adjustment of investment properties	(653,452)	679	-	-	(652,773)
General and administrative expenses	(95,292)	323	-	(48)	(95,017)
Selling expenses	(32,566)	247	-	-	(32,319)
Other operating results, net	(9,667)	(41)	781	48	(8,879)
(Loss) / profit from operations	(378,032)	(1,197)	(1,430)	-	(380,659)
Share of profit of associates and joint ventures	62,859	515	-	-	63,374
Segment (loss) / profit	(315,173)	(682)	(1,430)	-	(317,285)
Reportable assets	3,621,701	802	-	551,495	4,173,998
Reportable liabilities (i)	-	-	-	(2,028,245)	(2,028,245)
Net reportable assets	3,621,701	802	-	(1,476,750)	2,145,753

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(2)

Includes deferred income tax assets, income tax, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets, net of investments in associates with negative equity which are included in provisions in the amount of ARS 184, ARS 106 and ARS 29, as of June 30, 2026, 2025 and 2024, respectively.

(i)	The CODM centers the review on reportable assets.

Below is a summarized analysis of the lines of Group business for the fiscal years ended June 30, 2026, 2025 and 2024:

	06.30.2026
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	368,822	29,203	28,866	88,748	11,300	526,939
Costs	(37,569)	(3,679)	(18,039)	(59,871)	(4,673)	(123,831)
Gross profit	331,253	25,524	10,827	28,877	6,627	403,108
Net gain / (loss) from fair value adjustment of investment properties	260,615	(24,770)	(45,415)	-	2,691	193,121
General and administrative expenses	(41,821)	(2,570)	(19,078)	(13,344)	(19,704)	(96,517)
Selling expenses	(23,837)	(1,196)	(3,812)	(6,104)	(1,880)	(36,829)
Other operating results, net	(603)	84	(11,650)	(437)	(3,048)	(15,654)
Profit / (loss) from operations	525,607	(2,928)	(69,128)	8,992	(15,314)	447,229
Share of profit of associates and joint ventures	-	-	-	-	37,811	37,811
Segment profit / (loss)	525,607	(2,928)	(69,128)	8,992	22,497	485,040

Investment properties and trading properties	2,259,987	316,252	1,072,144	-	5,429	3,653,812
Investment in associates and joint ventures	-	-	-	-	253,633	253,633
Other operating assets	6,295	1,007	176	62,050	12,200	81,728
Reportable assets	2,266,282	317,259	1,072,320	62,050	271,262	3,989,173

(i)	Includes the result for the investment in BHSA for ARS 15,784 in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding to the segments, ARS 514,552 originated in Argentina, and ARS 12,387 in other countries, principally in Uruguay for ARS 12,377 and USA for ARS 10. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the segments, ARS 3,972,020 are located in Argentina and ARS 17,153 in other countries, principally in the USA for ARS 3,248 and Uruguay for ARS 13,711.

	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	361,288	26,796	17,042	86,266	8,960	500,352
Costs	(27,651)	(2,326)	(23,944)	(57,303)	(5,450)	(116,674)
Gross profit / (loss)	333,637	24,470	(6,902)	28,963	3,510	383,678
Net gain / (loss) from fair value adjustment of investment properties	592,917	(198,907)	(393,213)	-	(761)	36
General and administrative expenses	(38,728)	(3,201)	(15,498)	(15,988)	(18,913)	(92,328)
Selling expenses	(18,077)	(1,190)	(4,161)	(6,747)	(2,021)	(32,196)
Other operating results, net	(668)	243	(25,468)	(633)	3,556	(22,970)
Profit / (loss) from operations	869,081	(178,585)	(445,242)	5,595	(14,629)	236,220
Share of profit of associates and joint ventures	-	-	-	-	33,830	33,830
Segment profit / (loss)	869,081	(178,585)	(445,242)	5,595	19,201	270,050

Investment properties and trading properties	1,947,450	337,699	1,069,145	-	2,812	3,357,106
Investment in associates and joint ventures	-	-	-	-	226,631	226,631
Other operating assets	6,904	682	152	60,408	9,490	77,636
Reportable assets	1,954,354	338,381	1,069,297	60,408	238,933	3,661,373

(i)	Includes the result for the investment in GCDI and BHSA for ARS 693 and ARS 18,215 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues included in the segments ARS 499,525 originated in Argentina and ARS 827 in other countries, principally in Uruguay for ARS 730 and USA for ARS 97. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 3,643,703 are located in Argentina and ARS 17,670 in other countries, principally in the USA for ARS 2,163 and Uruguay for ARS 15,321.

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	334,495	30,243	17,215	114,637	7,154	503,744
Costs	(19,949)	(2,201)	(9,950)	(53,649)	(5,050)	(90,799)
Gross profit	314,546	28,042	7,265	60,988	2,104	412,945
Net loss from fair value adjustment of investment properties	(27,810)	(129,562)	(495,542)	-	(538)	(653,452)
General and administrative expenses	(40,232)	(3,329)	(16,404)	(17,394)	(17,933)	(95,292)
Selling expenses	(16,770)	(335)	(6,025)	(7,829)	(1,607)	(32,566)
Other operating results, net	(5,288)	(117)	(3,692)	(2,106)	1,536	(9,667)
Profit / (loss) from operations	224,446	(105,301)	(514,398)	33,659	(16,438)	(378,032)
Share of profit of associates and joint ventures	-	-	-	-	62,859	62,859
Segment profit / (loss)	224,446	(105,301)	(514,398)	33,659	46,421	(315,173)

Investment properties and trading properties	1,285,286	565,226	1,360,852	-	4,210	3,215,574
Investment in associates and joint ventures	-	-	-	-	231,573	231,573
Other operating assets	4,562	603	100,874	58,973	9,542	174,554
Reportable assets	1,289,848	565,829	1,461,726	58,973	245,325	3,621,701

(i)	Includes the result for the investment in GCDI and BHSA for ARS (10,574) and ARS 54,463 respectively, in the line “Share of profit of associates and joint ventures”.

From all the revenues corresponding included in the segments ARS 491,225 are originated in Argentina and ARS 12,519 in other countries, principally in Uruguay for ARS 12,383 and USA for ARS 136. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets included in the segments, ARS 3,602,168 are located in Argentina and ARS 19,533 in other countries, principally in the USA for ARS 3,267 and Uruguay for ARS 16,140.